Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation	Note 14. Stock-based Compensation
Capital Incentive Plan
The Predecessor’s capital incentive plan (the “Capital Incentive Plan”), as amended, permitted the grant of
1,585,125 shares of Class C Units to its employees, directors, and consultants, as designated by the Board of
Directors. Upon Closing of the Business Combination, the vesting of all Innventure LLC unvested Class C Capital
Incentive Plan units was accelerated, resulting in 203,651 units vested and additional compensation expense of $223.
The Class C Capital Incentive Plan units were then immediately exchanged as part of the Business Combination for
Common Stock.
The Company recognized compensation costs related to the Capital Incentive Plan as follows:

	Successor	Predecessor
	Period from October 2, 2024 through December 31, 2024	Period from January 1 2024 through October 1, 2024	Year ended December 31, 2023
Compensation expense ..................................................................	$—	$137	$205
2024 Equity and Incentive Compensation Plan
On October 2, 2024, the Company entered into the 2024 Equity and Incentive Compensation Plan (the “Plan”),
wherein the Company is permitted to grant awards to employees, directors, consultants, and former service providers of the Company. The Plan provides for the granting of awards including, restricted stock units (“RSUs”), stock options, and stock appreciation rights (“SARs”). The number of shares of Common Stock available under the Plan is initially limited to 11,022,894. The share limit will automatically increase by 3% on the first day of each fiscal year, beginning in 2025, unless a smaller number of shares is determined by the Board of Directors.
On December 9, 2024, the Company granted 975,409 stock options and 2,036,476 restricted stock units
(together the “Awards”) to certain directors, employees and consultants. The Awards vest over the service periods defined in each individual grant agreement, which is generally accelerated upon a change in control. All RSUs will be vested by May 1, 2027 and all stock options will be vested by April 30, 2027. The fair value of the Awards issued to employees is recognized as compensation expense on a straight-line basis over the requisite service period.
Restricted Stock Units
Each RSU represents the right to receive one share of Common Stock upon vesting of such RSU. The fair value of RSUs is determined based on the closing market price of the Company’s Common Stock at the date of the grant.
If a cash dividend is declared on the Company’s Common Stock before the RSUs have vested, holders of RSUs are entitled to received dividends in the form of a cash credit, and shall be paid in cash at the same time as the RSUs are settled.
The summary of RSU activity for the Successor period from October 2, 2024 through December 31, 2024 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Granted on December 9, 2024 ...................................................................................	2,036,476	$12.20
Vested ........................................................................................................................	131,468	12.20
Forfeited .....................................................................................................................	—	—
Non-vested at December 31, 2024 ............................................................................	1,905,008	$12.20
During the Successor period from October 2, 2024 through December 31, 2024, the Company recognized compensation costs related to the RSUs of $1,604 within General and administrative expense in the consolidated statements of operations and comprehensive income (loss). As of December 31, 2024, the Company had $23,241 in stock-based compensation expense remaining to be recognized over approximately 1.65 years.
Stock Options
The stock options were granted with an exercise price of $12.20, which aligns with the Company’s closing share price on December 9, 2024. Using the Black-Scholes option pricing model, the estimated grant date fair value of stock options was $6,468 based on an expected volatility of 56%, an expected option term of approximately 5.28 -
5.62 years, and risk-free rate of return of 4.0 - 4.1%. The stock options have a maximum contractual life, and a weighted average remaining contractual term, of 10 years from the grant date.
Stock options activity for the Successor period from October 2, 2024 through December 31, 2024 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (per share)
Granted on December 9, 2024 ........................................................	975,409	$12.20	$6.63
Vested .............................................................................................	61,560	12.20	6.63
Exercised ........................................................................................	—	—	—
Forfeited .........................................................................................	—	—	—
Outstanding at December 31, 2024 ................................................	913,849	$12.20	$6.63
Exercisable at December 31, 2024 .................................................	—	—	—
During the Successor period from October 2, 2024 through December 31, 2024, the Company recognized compensation costs related to the stock options of $405 within General and administrative expense in the consolidated statements of operations and comprehensive income (loss). As of December 31, 2024, the Company had $6,063 in compensation expense remaining to be recognized over approximately 1.68 years.
Stock Appreciation Rights
On December 31, 2024 the Company granted 350,000 stock appreciation rights with respect to the equity of
Accelsius Holdings LLC. The SARs were awarded to certain Innventure directors, officers, and former service providers of the Company and its affiliates (the “Participants”). The SARs entitle the Participants to shares of
Common Stock, or cash, equal to the value of the appreciation in Accelsius’ stock price over the base price of
$12.175. Two Participants, who were considered non-employees, were granted cash-settled SARs and three
Participants were granted stock-settled SARs. The cash-settled SARs are considered liability-classified and the stock-settled SARs are considered equity-classified
Both the cash-settled SARs and stock-settled SARs will be automatically exercised upon the two-year anniversary of the date of grant. The weighted average contractual term is 2 years.
The estimated grant date fair value of the cash-settled SARs and the stock-settled SARs was $1,160 and
$12,371, respectively. The SARs were valued using the Black-Scholes option-pricing model based on an expected volatility of 70%, an expected term of approximately 2 years, and risk-free rate of return of 4%. The SARs are considered fully vested at the date of grant and compensation cost for both SARs was recognized immediately at the date of grant. During the Successor period from October 2, 2024 through December 31, 2024, the Company recorded $13,531 in compensation expense related to the SARs within General and administrative expense in the consolidated statements of operations and comprehensive income (loss).
The summary of SARs activity for the Successor period from October 2, 2024 through December 31, 2024 is as follows:

	Cash-settled SARs			Stock-settled SARs
	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (per share)	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (per share)
Granted on December 9, 2024 ....................................	30,000	$12.18	$38.66	320,000	$12.18	$38.66
Vested ....................................	—	—	—	—	—	—
Exercised ...............................	—	—	—	—	—	—
Forfeited .................................	—	—	—	—	—	—
Outstanding at December 31, 2024 ....................................	30,000	$12.18	$38.66	320,000	$12.18	$38.66
Exercisable at December 31, 2024 ....................................	—	—	—	—	—	—
Subsidiary Equity Plans
Accelsius Subsidiary Equity Plan
Accelsius, a subsidiary of the Company, adopted an equity incentive plan on March 24, 2022 (the “Accelsius
Subsidiary Equity Plan”). In March 2023, the Accelsius Subsidiary Equity Plan was amended to permit the grant of
3,300,000 Class C units of the subsidiary to the subsidiary’s employees, directors, and consultants, as designated by the Board of Directors. The awards vest over the period defined in each individual grant agreement which is generally accelerated upon a change of control event. Accelsius has the option to repurchase all vested units upon an employee’s termination of employment or service.
The summary of Accelsius Subsidiary Equity Plan activity is as follows:

	Successor Period	Predecessor Period
	Period from October 2, 2024 through December 31, 2024	Period from January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Compensation expense ..................................................................	$1,341	$918	$705
Class C units granted .....................................................................	168,500	110,000	365,500
Weighted average grant date fair value per share .........................	$46.38	$4.41	$3.80
__________________
Note: The grant date fair value per share for the year ended December 31, 2023 is an average amount.
The Company recognizes compensation costs within General and administrative, Sales and marketing and
Research and development expense in the consolidated statements of operations and comprehensive income (loss).
As of December 31, 2024, the Company had $8,103 in unit-based compensation expense remaining to be recognized over approximately 2.42 years.
The grant date fair value was estimated using an Option Pricing Model to allocate the total equity value of
Accelsius to the Class C Units. The total equity value was estimated using the Discounted Cash Flow method and
Management’s projections. The resulting values of Class C Units were then discounted for lack of marketability
(20%).
Series A Issuance
On October, 18 2024, Accelsius issued 16,427 equity classified Series A Preferred Units to an employee of the
Company which was determined to be stock based payment. The grant date fair value of $616 was recognized as compensation cost (within General and administrative expense in the consolidated statements of operations and comprehensive income (loss)), immediately at the date of grant as there is no requisite service period or vesting period. The fair value of the awards was estimated using a Black-Scholes model with a discount for lack of marketability of 20% applied.